Summary of Significant Accounting Policies (Details) - Schedule of types revenue ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Principal Transaction Revenue [Line Items]
Total revenue	¥ 1,669,358	$ 261,959	¥ 1,222,183	¥ 914,626
Technical services [Member]
Principal Transaction Revenue [Line Items]
Total revenue	19,397	3,044	5,156
Live streaming - consumable virtual items revenue [Member]
Principal Transaction Revenue [Line Items]
Total revenue	1,617,056	253,751	1,187,431
Live streaming - time based virtual item revenue [Member]
Principal Transaction Revenue [Line Items]
Total revenue	¥ 32,905	$ 5,164	¥ 29,596